Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth information regarding
the
Company’s
performance and the “compensation actually paid” to our NEOs, as calculated in accordance with SEC disclosure rules:

	Summary Compensation Table Total for Eric D. Ashleman (PEO) ($)(2)	Compensation Actually Paid to Eric D. Ashleman (PEO) ($)(3)	Summary Compensation Table Total for Andrew K. Silvernail (PEO) ($)(2)	Compensation Actually Paid to Andrew K. Silvernail (PEO) ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income ($000,000)	Adjusted EBITDA ($000,000) (6)
Year (1)							TSR ($)	Peer Group TSR ($)(5)

2022	7,495,227	11,439,171	N/A	N/A	2,396,496	2,058,991	137	132	586.7	884.2
2021	6,719,772	9,849,418	N/A	N/A	1,743,998	2,463,917	140	150	449.4	765.4
2020	3,407,839	5,952,238	8,890,861	(14,813,422)	1,709,129	2,782,284	117	116	377.8	622.9

(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

•	2022: Mr. Ashleman served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: William K. Grogan; Melissa Aquino; Marc Uleman; and Lisa M. Anderson.

•	2021: Mr. Ashleman served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: William K. Grogan; Denise R. Cade; Melissa S. Flores; Daniel J. Salliotte; and Michael J. Yates.

•
2020: Mr. Ashleman was appointed PEO effective December 15, 2020, and
Mr. Silvernail
served as PEO prior to Mr. Ashleman’s appointment. The Company’s other NEOs for 2020 were: William K. Grogan; Denise R. Cade; Jeffrey D. Bucklew; and Daniel J. Salliotte.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Messrs. Ashleman and Silvernail and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s other NEOs reported for the applicable year.

(3)
To calculate the compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Ashleman and Silvernail and for the average of the other NEOs is set forth following the footnotes to this table.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)
The TSR Peer Group consists of the S&P 400 Midcap Industrials Sector Index, an independently prepared index (and which is used for the Company’s stock performance chart in the Annual Report on Form
10-K
for the year ended December 31, 2022).

(6)
As noted in “Compensation Discussion and Analysis,” the Compensation Committee selected
Adjusted EBITDA
as a key metric for evaluating and rewarding management’s performance in the 2022 incentive program design. This measure is used to determine the payout of 40% of the 2022 MICP awards. Adjusted EBITDA is a non-GAAP
financial measure and is calculated based on the Company’s earnings before interest, taxes, depreciation and amortization, adjusted to exclude the impact of acquisitions and divestitures and actual capital expenditures. A reconciliation from GAAP to non-GAAP financial measures and other related information is included in Item 7 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:
•	2022: Mr. Ashleman served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: William K. Grogan; Melissa Aquino; Marc Uleman; and Lisa M. Anderson.

•	2021: Mr. Ashleman served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: William K. Grogan; Denise R. Cade; Melissa S. Flores; Daniel J. Salliotte; and Michael J. Yates.

•
2020: Mr. Ashleman was appointed PEO effective December 15, 2020, and
Mr. Silvernail
served as PEO prior to Mr. Ashleman’s appointment. The Company’s other NEOs for 2020 were: William K. Grogan; Denise R. Cade; Jeffrey D. Bucklew; and Daniel J. Salliotte.

Peer Group Issuers, Footnote [Text Block]
The TSR Peer Group consists of the S&P 400 Midcap Industrials Sector Index, an independently prepared index (and which is used for the Company’s stock performance chart in the Annual Report on Form
10-K
for the year ended December 31, 2022).

Adjustment To PEO Compensation, Footnote [Text Block]
The
following t
a
bles sets forth the detailed calculation from SCT Total to Compensation Actually Paid for the PEOs and NEOs:

	Eric D. Ashleman
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$3,407,839	$6,719,772	$7,495,227
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($2,006,979)	($4,174,035)	($4,598,330)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,659,808	$6,194,944	$8,424,336
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,362,544	$1,050,803	$865,977
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$443,050	$21,243	($916,830)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting	$85,976	$36,691	$168,791
Compensation Actually Paid	$5,952,238	$9,849,418	$11,439,171

	Andrew K. Silvernail
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$8,890,861	$0	$0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,277,937)	$0	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$0
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$0	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($295,496)	$0	$0
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($17,130,850)	$0	$0
+ Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting	$0	$0	$0
Compensation Actually Paid	($14,813,422)	$0	$0

Non-PEO NEO Average Total Compensation Amount	$ 2,396,496	$ 1,743,998	$ 1,709,129
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,058,991	2,463,917	2,782,284
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Non-PEO NEOs
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$1,709,129	$1,743,998	$2,396,496
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($853,306)	($727,995)	($1,537,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,130,856	$1,080,430	$1,212,682
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$548,525	$359,737	$166,194
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$225,012	($2,016)	($209,489)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting	$22,068	$9,763	$30,108
Compensation Actually Paid	$2,782,284	$2,463,917	$2,058,991

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures

The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2022. In addition to these metrics, the Company’s MICP includes performance goals relating to ESG initiatives in order to emphasize those initiatives as priorities throughout the organization. Plea se
see the “Compensation Discussion and Analysis” for a further description of the metrics used in the Company’s executive compensation program.

1.	Total Shareholder Return

2.	Relative TSR percentile ranking as compared to companies in the S&P 500 Index

3.	Adjusted EBITDA

Total Shareholder Return Amount	$ 137	140	117
Peer Group Total Shareholder Return Amount	132	150	116
Net Income (Loss)	$ 586,700,000	$ 449,400,000	$ 377,800,000
Company Selected Measure Amount	884,200,000	765,400,000	622,900,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR percentile ranking as compared to companies in the S&P 500 Index
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
As noted in “Compensation Discussion and Analysis,” the Compensation Committee selected
Adjusted EBITDA
as a key metric for evaluating and rewarding management’s performance in the 2022 incentive program design. This measure is used to determine the payout of 40% of the 2022 MICP awards. Adjusted EBITDA is a non-GAAP
financial measure and is calculated based on the Company’s earnings before interest, taxes, depreciation and amortization, adjusted to exclude the impact of acquisitions and divestitures and actual capital expenditures. A reconciliation from GAAP to non-GAAP financial measures and other related information is included in Item 7 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Mr. Ashleman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,495,227	$ 6,719,772	$ 3,407,839
PEO Actually Paid Compensation Amount	$ 11,439,171	9,849,418	5,952,238
PEO Name	Mr. Ashleman
Mr. Silvernail [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	0	8,890,861
PEO Actually Paid Compensation Amount	$ 0	0	(14,813,422)
PEO Name	Mr. Silvernail
PEO [Member] | Mr. Ashleman [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,598,330)	(4,174,035)	(2,006,979)
PEO [Member] | Mr. Ashleman [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,424,336	6,194,944	2,659,808
PEO [Member] | Mr. Ashleman [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	865,977	1,050,803	1,362,544
PEO [Member] | Mr. Ashleman [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Ashleman [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(916,830)	21,243	443,050
PEO [Member] | Mr. Ashleman [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Ashleman [Member] | Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	168,791	36,691	85,976
PEO [Member] | Mr. Silvernail [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(6,277,937)
PEO [Member] | Mr. Silvernail [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Silvernail [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Silvernail [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Silvernail [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(295,496)
PEO [Member] | Mr. Silvernail [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(17,130,850)
PEO [Member] | Mr. Silvernail [Member] | Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,537,000)	(727,995)	(853,306)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,212,682	1,080,430	1,130,856
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	166,194	359,737	548,525
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(209,489)	(2,016)	225,012
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 30,108	$ 9,763	$ 22,068